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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-22213

AlphaMark Investment Trust

(Exact name of registrant as specified in charter)

250 Grandview Drive, Suite 175 Ft. Mitchell, Kentucky	41017
(Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC     225 Pictoria Drive, Suite 450     Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400

Date of fiscal year end:         August 31, 2014

Date of reporting period:       May 31, 2014

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2014 (Unaudited)
COMMON STOCKS - 97.0%	Shares	Value
Consumer Discretionary - 14.0%
Hotels, Restaurants & Leisure - 5.9%
McDonald's Corp.	6,204	$629,272
Starwood Hotels & Resorts Worldwide, Inc.	8,513	679,763
		1,309,035
Leisure Equipment & Products - 2.7%
Polaris Industries, Inc.	4,580	590,454

Media - 2.7%
Discovery Communications, Inc. - Class A *	7,871	605,752

Specialty Retail - 2.7%
Ross Stores, Inc.	8,680	594,146

Consumer Staples - 6.0%
Food Products - 3.1%
Keurig Green Mountain, Inc.	6,010	677,808

Personal Products - 2.9%
Estée Lauder Cos., Inc. (The) - Class A	8,298	635,793

Energy - 12.0%
Oil, Gas & Consumable Fuels - 12.0%
Continental Resources, Inc. *	6,610	927,780
EOG Resources, Inc.	8,028	849,362
Tesoro Corp.	15,580	875,596
		2,652,738
Financials - 6.6%
Consumer Finance - 3.4%
American Express Co.	8,164	747,006

Diversified Financial Services - 3.2%
IntercontinentalExchange, Inc.	3,665	719,806

Health Care - 16.4%
Biotechnology - 6.5%
Amgen, Inc.	6,443	747,324
Gilead Sciences, Inc. *	8,446	685,900
		1,433,224
Pharmaceuticals - 9.9%
Jazz Pharmaceuticals plc *	4,855	688,730
Mylan, Inc. *	15,982	796,543
Novo Nordisk A/S - ADR	16,705	706,287
		2,191,560

See accompanying notes to Schedules of Investments.

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 97.0% (Continued)	Shares	Value
Industrials - 11.8%
Airlines - 3.3%
Delta Air Lines, Inc.	18,475	$737,337

Commercial Services & Supplies - 2.8%
Waste Management, Inc.	14,090	629,541

Electrical Equipment - 2.9%
Rockwell Automation, Inc.	5,220	632,038

Machinery - 2.8%
Flowserve Corp.	8,390	618,679

Information Technology - 20.3%
Electronic Equipment, Instruments & Components - 2.6%
Amphenol Corp. - Class A	6,088	583,230

Internet Software & Services - 2.4%
Akamai Technologies, Inc. *	9,683	526,174

Semiconductors & Semiconductor Equipment - 5.1%
Cirrus Logic, Inc. *	27,737	613,820
KLA-Tencor Corp.	7,964	521,801
		1,135,621
Software - 5.0%
Open Text Corp.	10,600	493,854
Oracle Corp.	14,812	622,400
		1,116,254
Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	1,027	650,091
EMC Corp.	18,555	492,821
		1,142,912
Materials - 4.6%
Chemicals - 2.4%
Eastman Chemical Co.	5,920	522,499

Containers & Packaging - 2.2%
Packaging Corp. of America	7,209	498,574

Telecommunication Services - 5.3%
Diversified Telecommunication Services - 5.3%
CenturyLink, Inc.	16,475	620,613
Verizon Communications, Inc.	11,181	558,603
		1,179,216

Total Common Stocks (Cost $14,365,831)		$21,479,397

See accompanying notes to Schedules of Investments.

ALPHAMARK LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS - 2.6%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.01% (a)	430,065	$430,065
Invesco Liquid Assets Portfolio (The) - Institutional Class, 0.06% (a)	143,355	143,355
Total Money Market Funds (Cost $573,420)		$573,420

Total Investments at Value — 99.6% (Cost $14,939,251)		$22,052,817

Other Assets in Excess of Liabilities — 0.4%		96,256

Net Assets — 100.0%		$22,149,073

ADR - American Depositary Receipt.
*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of May 31, 2014.

See accompanying notes to Schedules of Investments.

ALPHAMARK SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2014 (Unaudited)
COMMON STOCKS - 99.8%	Shares	Value
Consumer Discretionary - 18.9%
Diversified Consumer Services - 4.0%
TAL Education Group - ADR *	30,900	$710,391

Hotels, Restaurants & Leisure - 3.5%
Multimedia Games Holding Co., Inc. *	22,144	636,640

Household Durables - 3.7%
Universal Electronics, Inc. *	14,500	659,460

Specialty Retail - 3.6%
Genesco, Inc. *	8,581	642,631

Textiles, Apparel & Luxury Goods - 4.1%
PVH Corp.	5,558	731,600

Consumer Staples - 3.3%
Personal Products - 3.3%
Inter Parfums, Inc.	20,064	599,312

Energy - 6.8%
Energy Equipment & Services - 3.0%
Basic Energy Services, Inc. *	19,550	531,760

Oil, Gas & Consumable Fuels - 3.8%
Global Partners LP	16,850	690,344

Financials - 14.0%
Capital Markets - 3.7%
HFF, Inc. - Class A	20,371	658,391

Consumer Finance - 3.6%
Credit Acceptance Corp. *	4,925	643,205

Diversified Financial Services - 3.4%
MarketAxess Holdings, Inc.	11,448	610,751

Thrifts & Mortgage Finance - 3.3%
BofI Holding, Inc. *	7,707	592,129

Health Care - 24.9%
Biotechnology - 7.6%
Momenta Pharmaceuticals, Inc. *	110,309	1,366,729

Health Care Equipment & Supplies - 6.6%
Accuray, Inc. *	60,000	529,200
Natus Medical, Inc. *	26,700	658,155
		1,187,355
Health Care Providers & Services - 4.0%
Ensign Group, Inc. (The)	15,345	719,680

Health Care Technology - 3.7%
Computer Programs & Systems, Inc.	10,300	654,874

See accompanying notes to Schedules of Investments.

ALPHAMARK SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS - 99.8% (Continued)	Shares	Value
Health Care - 24.9% (Continued)
Pharmaceuticals - 3.0%
Depomed, Inc. *	45,500	$542,815

Industrials - 14.5%
Aerospace & Defense - 3.6%
Astronics Corp. *	11,856	650,420

Electrical Equipment - 3.6%
Belden, Inc.	8,882	639,415

Machinery - 7.3%
Altra Industrial Motion Corp.	19,400	663,286
Greenbrier Cos., Inc. (The) *	11,800	654,900
		1,318,186
Information Technology - 17.4%
Electronic Equipment, Instruments & Components - 3.5%
Hollysys Automation Technologies Ltd. *	30,000	630,300

Internet Software & Services - 3.1%
Vistaprint N.V. *	13,700	548,274

Semiconductors & Semiconductor Equipment - 4.4%
Cirrus Logic, Inc. *	35,860	793,582

Software - 6.4%
Bottomline Technologies (de), Inc. *	19,281	555,678
Monotype Imaging Holdings, Inc.	23,117	595,263
		1,150,941

Total Common Stocks - 99.8% (Cost $14,566,742)		$17,909,185

Other Assets in Excess of Liabilities — 0.2%		32,296

Net Assets — 100.0%		$17,941,481

ADR - American Depositary Receipt.
*	Non-income producing security.

See accompanying notes to Schedules of Investments.

ALPHAMARK INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
May 31, 2014 (Unaudited)

1.  Securities Valuation

The portfolio securities of AlphaMark Large Cap Growth Fund and AlphaMark Small Cap Growth Fund (the “Funds”) are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded, or, if not traded on a particular day, at the closing bid price.  Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if not traded on a particular day, at the last bid price as reported by NASDAQ.  Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the mean of the closing bid and ask prices.  Securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs
Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments by security type, as of May 31, 2014:

AlphaMark Large Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$21,479,397	$-	$-	$21,479,397
Money Market Funds	573,420	-	-	573,420
Total	$22,052,817	$-	$-	$22,052,817

AlphaMark Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$17,909,185	$-	$-	$17,909,185

See each Fund’s Schedule of Investments for a listing of the common stocks by industry type.  The Funds did not have any transfers in and out of any Level as of May 31, 2014. The Funds did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of May 31, 2014. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

ALPHAMARK INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

2.  Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of May 31, 2014:

	AlphaMark	AlphaMark
	Large Cap	Small Cap
	Growth Fund	Growth Fund

Tax cost of portfolio investments	$14,940,328	$14,579,588

Gross unrealized appreciation	$7,370,695	$3,938,928
Gross unrealized depreciation	(258,206)	(609,331)

Net unrealized appreciation	$7,112,489	$3,329,597

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Funds is due to timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AlphaMark Investment Trust

By (Signature and Title)*		/s/ Michael L. Simon
Michael L. Simon, President

Date	July 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Michael L. Simon
Michael L. Simon, President

Date	July 9, 2014

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	July 9, 2014

*	Print the name and title of each signing officer under his or her signature.